INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, federal	$ 100,951	$ 108,530
Operating loss carryforwards, state	122,647	141,368
Net operating loss	29,822	32,329
Valuation allowance	47,827	35,611
Amount of valuation allowance increased	12,216	11,109
Deferred tax liability, goodwill	951	1,307
Deferred taxes goodwill not offset	307	512
Deferred income taxes	237	0
Total net deferred tax liability	70	$ 512
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss	$ 16,633